Earnings (Loss) Per Share	12 Months Ended
Dec. 31, 2024
Earnings (Loss) Per Share [Abstract]
Earnings (loss) per share
15.	Earnings (loss) per share

The calculation of basic earnings (loss) per share is based on the income (loss) attributable to ordinary shareholders of the Company and weighted-average number of ordinary shares outstanding for the years ended December 31, 2022, 2023 and 2024.

Diluted earnings (loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective periods. For the year ended December 31, 2024, the options granted under the 2022 share incentive plan for a weighted average number of 15,706 shares could potentially dilute earnings (loss) per share but were not included in the computation of diluted net loss per share due to their antidilutive effects resulted from net loss.

The following reflects the income and share data used in the basic and diluted earnings (loss) per ordinary share computations:

	For the years ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Earnings (loss) attributable to ordinary shareholders of the Company	31,118,886	(252,823,772)	(113,187,048)
Weighted average number of ordinary shares outstanding for basic earnings (loss) per share calculation	5,324,450	5,888,507	8,049,592
Basic earnings (loss) per share	5.84	(42.94)	(14.06)

Earnings (loss) attributable to ordinary shareholders of the Company for diluted earnings (loss) per share calculation	31,118,886	(252,823,772)	(113,187,048)
Weighted average number of ordinary shares outstanding diluted earnings (loss) per share calculation	5,324,450	5,888,507	8,049,592
Adjusted for:
- incremental shares issuable related to options issued	6,311	—	—
Weighted average number of shares outstanding for diluted earnings (loss) per share calculation	5,330,761	5,888,507	8,049,592
Diluted earnings (loss) per share	5.84	(42.94)	(14.06)